BBH Income Fund

Portfolio of Investments

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (17.5%)
	Automobile ABS (1.7%)
$5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490%	$5,255,018
6,130,000	Avis Budget Rental Car Funding AESOP LLC 2026-2A1	08/20/32	4.600	5,999,288
1,903,046	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	1,913,217
5,860,000	Credit Acceptance Auto Loan Trust 2024-3A1	11/15/34	4.850	5,855,410
3,340,000	Ford Credit Auto Owner Trust 2024-1[1]	08/15/36	4.870	3,359,199
8,300,000	Hertz Vehicle Financing III LLC 2024-2A1	01/27/31	5.480	8,361,709
2,240,000	Santander Drive Auto Receivables Trust 2023-5	02/18/31	6.430	2,285,352
6,817,400	Truist Bank Auto Credit-Linked Notes Series 2026-1[1]	06/26/34	5.067	6,794,183
				39,823,376
	Commercial MBS (0.7%)
8,990,000	Cogent Ipv4 LLC 2024-1A1	05/25/54	7.924	9,185,702
7,960,000	Cogent Ipv4 LLC 2025-1A1	04/25/55	6.646	8,041,420
				17,227,122
	Insurance (0.1%)
2,716,794	VC 3 LS LP 2021-B1	10/15/41	4.750	2,556,775

	Other ABS (14.9%)
2,363,325	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/29/30	3.199	2,181,419
1,698,943	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	1,555,927
7,450,000	Adams Outdoor Advertising LP 2026-1[1]	07/20/56	5.953	7,456,788
11,130,000	Aligned Data Centers Issuer LLC 2026-1A1	06/15/56	5.909	11,057,611
4,320,000	Alp CFO LP 2024-1A*,1	10/15/36	7.371	4,348,814
4,320,000	Alp CFO LP 2024-1A*,1	10/15/36	10.036	4,415,040
1,427,164	Ares PBN Finance Co. LLC*	10/15/36	6.000	1,364,369
5,720,000	Audax Senior Debt CLO 7 LLC 2023-7A (3-Month CME Term SOFR + 1.600%)[1,2]	04/20/35	5.329	5,728,543
7,461,116	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.290	7,365,044
6,820,000	BHG Owner Loan Trust Series 2025-1CON[1]	08/18/36	5.620	6,747,850
8,143,454	BHG Owner Loan Trust Series 2026-1CON[1]	07/17/37	5.340	8,119,920
2,411,707	BHG Securitization Trust 2023-A1	04/17/36	6.350	2,421,520

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$7,700,000	Blackrock Rainier CLO VI, Ltd. 2021-6A (3-Month CME Term SOFR + 8.250%) (Cayman Islands)[1,2]	04/20/37	11.979%	$7,345,609
2,654,176	Business Jet Securities LLC 2024-1A1	05/15/39	6.197	2,678,244
5,574,125	Capital Automotive REIT 2024-2A1	05/15/54	5.250	5,512,680
3,362,313	CARS-DB7 LP 2023-1A1	09/15/53	6.500	3,368,198
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	616,802
2,305,798	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,289,897
7,530,000	CFG Investments, Ltd. 2025-1 (Cayman Islands)[1]	03/25/36	6.470	7,536,180
4,100,000	CyrusOne Data Centers Issuer I LLC 2025-1A1	02/20/50	5.910	4,123,736
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	3,029,184
4,325,625	Edgeconnex Data Centers Issuer LLC 2024-1[1]	07/27/54	6.000	4,270,386
9,000,000	Flexential Issuer LLC 2025-1A1	10/25/60	6.030	8,907,269
214,329	FNA LLC 2019-1*,[1,2,3]	12/10/31	3.000	214,329
648,850	Global SC Finance VII Srl 2020-1A (Barbados)[1]	10/17/40	2.170	622,948
635,113	Global SC Finance VII Srl 2020-2A (Barbados)[1]	11/19/40	2.260	610,278
1,880,760	Golub Capital Partners ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/20/29	2.773	1,790,499
8,540,000	LCM 42 Ltd. 42A (3-Month CME Term SOFR + 1.800%) (Cayman Islands)[1,2]	01/15/38	5.553	8,562,650
16,160,000	Lendmark Funding Trust 2026-1A1	11/20/35	4.800	15,970,500
362,763	LIAS Administration Fee Issuer LLC 2018-1A1	07/25/48	5.956	350,409
3,060,000	Madison Park Funding XLVII, Ltd. 2020-47A (3-Month CME Term SOFR + 1.950%) (Cayman Islands)[1,2]	04/19/37	5.679	3,060,000
2,690,000	Mariner Finance issuance Trust 2024- BA1	11/20/38	5.330	2,689,397
1,735,000	Mariner Finance issuance Trust 2024- BA1	11/20/38	5.730	1,735,055
379,247	Monroe Capital ABS Funding, Ltd. 2021-1A (Cayman Islands)[1]	04/22/31	2.815	356,874
1,006,592	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	974,348
4,870,000	Monroe Capital Mml CLO XVI, Ltd. 2024-1A (3-Month CME Term SOFR + 2.100%) (Jersey)[1,2]	07/23/36	5.852	4,857,230
4,800,000	Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A (3-Month CME Term SOFR + 1.230%) (Cayman Islands)[1,2]	10/16/37	5.023	4,800,000
1,822,617	Newtek Small Business Loan Trust 2023-1 (U.S. Prime Rate- 0.500%)[1,2]	07/25/50	6.250	1,835,910

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued) Other ABS (continued)
$5,450,000	Niagara Park CLO, Ltd. 2019-1A (3-Month CME Term SOFR + 1.340%) (Cayman Islands)[1,2]	01/17/38	5.090%	$5,459,173
4,500,000	Octagon 71 Ltd. 2024-1A (3-Month CME Term SOFR + 1.650%) (Cayman Islands)[1,2]	04/18/37	5.379	4,515,330
11,360,000	OnDeck Asset Securitization IV LLC 2025-2A1	11/17/32	4.840	11,235,048
4,600,000	OnDeck Asset Securitization Trust IV LLC 2024-2A1	10/17/31	4.980	4,590,363
331,109	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	331,038
6,610,000	OneMain Financial Issuance Trust 2023-2A1	09/15/36	6.170	6,719,529
934,745	Oportun Issuance Trust 2021-C1	10/08/31	2.180	922,569
6,170,000	Oxford Finance Credit Fund III 2025-A LP1	08/14/34	5.878	5,869,237
10,010,000	Oxford Finance Funding Trust LLC 2025-1A1	02/15/35	5.413	9,924,232
4,650,626	Oxford Finance Funding Trust LLC 2026-1[1]	09/15/35	7.637	4,625,141
4,606,214	Palmer Square Loan Funding, Ltd. 2025-3A (3-Month CME Term SOFR + 0.950%) (Cayman Islands)[1,2]	01/15/34	4.703	4,607,815
14,575,000	Palmer Square Loan Funding, Ltd. 2026-1A (3-Month CME Term SOFR + 1.000%) (Cayman Islands)[1,2]	07/15/34	4.694	14,576,259
10,130,000	PFS Financing Corp. 2024-F1	08/15/29	4.750	10,161,526
5,730,000	QTS Issuer ABS II LLC 2026-1A1	01/05/56	5.364	5,593,439
42,514	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate-0.500%)[1,2]	12/27/44	6.250	42,521
8,910,000	Regional Management Issuance Trust 2025-2[1]	11/16/37	4.590	8,839,860
5,510,000	Regional Management Issuance Trust 2024-1[1]	07/15/36	5.830	5,556,861
7,830,000	Republic Finance Issuance Trust 2024- A1	08/20/32	5.910	7,835,266
5,240,000	Retained Vantage Data Centers Issuer LLC 2023-1A1	09/15/48	5.000	5,170,282
3,520,000	Stack Infrastructure Issuer LLC 2023-3A1	10/25/48	5.900	3,523,629
11,500,000	Stack Infrastructure Issuer LLC 2026-1A1	03/27/56	5.000	11,035,301
12,119,892	Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII 2026-1A1	06/20/56	5.220	12,034,786
8,990,000	Summit Issuer LLC 2025-1A1	11/20/55	5.208	8,844,999

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (continued)
	Other ABS (continued)
$607,403	Textainer Marine Containers VII, Ltd. 2020-1A (China)[1]	08/21/45	2.730%	$586,646
4,068,857	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	4,019,319
4,480,000	Trafigura Securitisation Finance, Plc. 2024-1A (Ireland)[1]	11/15/27	5.980	4,503,009
7,340,000	Vantage Data Centers Issuer LLC 2025-2A1	11/15/55	5.239	7,073,150
506,788	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	487,426
118,889	Willis Engine Structured Trust VII 2023- A1	10/15/48	8.000	119,960
5,530,000	Zayo Issuer LLC 2025-1A1	03/20/55	5.648	5,525,797
10,290,000	Zayo Issuer LLC 2025-2A1	06/20/55	5.953	10,356,542
				345,557,510
	Total Asset Backed Securities (Cost $407,177,386)			405,164,783

	Commercial Mortgage Backed Securities (8.3%)
4,750,000	Atrium Hotel Portfolio Trust 2024- ATRM[1,2,3]	11/10/29	6.090	4,755,384
6,930,000	BAHA Trust 2024-MAR[1,2,3]	12/10/41	7.069	7,119,163
2,818,071	BFLD Mortgage Trust 2024-WRHS (1- Month CME Term SOFR + 1.492%)[1,2]	07/15/39	5.168	2,818,071
4,162,840	BX 2024-PALM (1-Month CME Term SOFR + 1.541%)[1,2]	06/15/37	5.217	4,160,238
5,701,619	BX Commercial Mortgage Trust 2024- GPA2 (1-Month CME Term SOFR + 1.892%)[1,2]	11/15/41	5.568	5,715,873
4,488,890	BX Commercial Mortgage Trust 2025- JDI (1-Month CME Term SOFR + 1.400%)[1,2]	11/15/42	5.076	4,500,117
10,140,000	BX Commercial Mortgage Trust 2026- CSMO (1-Month CME Term SOFR +1.400%)[1,2]	02/15/43	5.076	10,168,519
7,211,645	BX Commercial Mortgage Trust 2026- LP3 (1-Month CME Term SOFR +1.550%)[1,2]	04/15/43	5.226	7,238,689
11,400,000	BX Trust 2026-CLS (1-Month CME Term SOFR + 1.400%)[1,2]	05/15/43	5.076	11,421,390
5,420,000	BX Trust 2026-OPTM (1-Month CME Term SOFR + 1.200%)[1,2]	03/15/39	4.876	5,403,162
10,000,000	BX Trust 2026-RISE (1-Month CME Term SOFR + 1.300%)[1,2]	04/15/41	4.976	10,012,507
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 4.114%)[1,2]	11/15/31	7.791	539,359
2,870,000	Citigroup Commercial Mortgage Trust 2023-PRM3[1,2,3]	07/10/28	6.572	2,912,903
6,550,000	COMM Mortgage Trust 2025-SBX[1,2,3]	08/10/41	5.432	6,476,373

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Commercial Mortgage Backed Securities (continued)
$4,590,000	Commercial Mortgage Pass Through Certificate[1,2,3]	07/12/28	6.891%	$4,705,004
13,230,000	CONE Commercial Mortgage Trust 2026-ACD6[1,2,3]	07/15/43	6.063	13,120,565
9,580,000	DBC Mortgage Trust 2025-DBC (1- Month CME Term SOFR + 1.350%)[1,2]	11/15/42	5.027	9,591,981
2,460,000	DC Commercial Mortgage Trust 2023- DC1	09/12/40	6.804	2,489,648
7,330,000	DK Trust 2024-SPBX (1-Month CME Term SOFR + 1.750%)[1,2]	03/15/34	5.426	7,334,581
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753*,[1,4]	11/25/60	0.000	5,090,223
26,240,000	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1]	11/25/60	0.100	86,122
126,344,064	Freddie Mac Multifamily Structured Pass Through Certificates 2023- K753[1]	11/25/60	0.100	393,309
7,660,000	Freddie Mac Multifamily Structured Pass Through Certificates K753[2,3]	12/25/30	5.040	1,356,113
4,965,000	FREMF Mortgage Trust 2024-K516[1,2,3]	01/25/29	5.925	4,485,834
4,675,000	FREMF Mortgage Trust 2024-K522[1,2,3]	05/25/29	5.568	4,248,345
6,570,000	FREMF Mortgage Trust 2024-K757[1,4]	10/25/61	0.000	4,020,896
25,440,000	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	100,206
105,869,367	FREMF Mortgage Trust 2024-K757[1]	10/25/61	0.100	398,662
21,546,523	FREMF Mortgage Trust 2025-K170[1,4]	02/25/63	0.000	9,605,802
79,721,592	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	468,133
350,851,300	FREMF Mortgage Trust 2025-K170[1]	02/25/63	0.100	1,991,292
7,361,000	FREMF Mortgage Trust 2025-K535[1,2,3]	12/25/29	5.306	6,501,792
1,000,000	Hudsons Bay Simon JV Trust 2015- HB10[1,2,3]	08/05/34	5.629	917,333
9,760,000	INTOWN Mortgage Trust 2025-STAY (1-Month CME Term SOFR + 1.350%)[1,2]	03/15/42	5.026	9,759,999
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11/15/47	4.058	163,521
5,240,000	MED Commercial Mortgage Trust 2024-MOB (1-Month CME Term SOFR + 1.592%)[1,2]	05/15/41	5.268	5,169,629
8,920,000	MLTI Trust 2026-MLTI (1-Month CME Term SOFR + 1.400%)[1,2]	06/15/39	5.076	8,941,714
4,520,000	PCY Trust 2026-FCMT[1,2,3]	04/05/41	5.325	4,484,578
2,700,000	SCOTT Trust 2023-SFS[1]	03/10/40	5.910	2,728,635
	Total Commercial Mortgage Backed Securities
	(Cost $192,160,875)			191,395,665

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (41.5%)
	Aerospace/Defense (0.1%)
$2,220,000	BAE Systems, Plc. (United Kingdom)[1]	04/15/30	3.400%	$2,108,204

	Agriculture (0.2%)
5,480,000	Bunge Ltd. Finance Corp.	09/17/29	4.200	5,383,659

	Apparel (0.2%)
4,555,000	William Carter Co.[1]	02/15/31	7.375	4,670,770

	Auto Manufacturers (2.4%)
9,025,000	BMW US Capital LLC[1]	03/19/29	4.400	8,926,791
3,835,000	BMW US Capital LLC[1]	03/21/30	5.050	3,835,327
3,930,000	Ford Motor Credit Co. LLC	11/05/26	5.125	3,934,562
4,830,000	Hyundai Capital America[1]	06/24/27	5.275	4,864,110
7,770,000	Hyundai Capital America[1]	03/27/30	5.150	7,765,338
2,905,000	Hyundai Capital America[1]	04/07/31	5.000	2,874,253
9,630,000	Mercedes-Benz Finance North America LLC[1]	03/10/29	4.250	9,481,760
9,540,000	Volkswagen Group of America Finance LLC[1]	09/26/26	3.200	9,521,883
3,835,000	Volkswagen Group of America Finance LLC[1]	08/15/27	4.850	3,839,050
				55,043,074

	Banks (5.9%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%) (New Zealand)[1,2]	06/17/32	5.284	2,792,825
4,600,000	Banco Santander S.A. (1-Year CMT Index + 1.250%) (Spain)[2]	03/14/28	5.552	4,624,190
1,635,000	Bank Leumi Le-Israel BM (Israel)[1]	07/27/27	5.125	1,635,423
10,715,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[2,5]		4.375	10,649,839
2,650,000	Bank of New York Mellon (SOFR + 1.135%)[2]	04/20/29	4.729	2,655,438
3,095,000	Bank of Nova Scotia (Canada)	03/11/27	2.951	3,070,323
4,670,000	BNP Paribas S.A. (SOFR + 1.678%) (France)[1,2]	05/09/31	5.085	4,662,293
3,485,000	Canadian Imperial Bank of Commerce (Canada)	10/03/28	5.986	3,574,958
7,500,000	Citigroup, Inc. (SOFR + 1.143%)[2]	05/07/28	4.643	7,500,904
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[2]	10/27/28	6.361	6,356,985
2,920,000	Fifth Third Bank NA (SOFR + 2.610%)[2]	08/25/33	5.332	2,882,116
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%) (United Kingdom)[2]	11/03/28	7.390	2,206,532
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%) (United Kingdom)2	06/04/31	2.848	1,049,261
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%) (United Kingdom)[2]	03/09/34	6.254	3,425,385
6,256,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	6,235,742

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Banks (continued)
$3,720,000	JPMorgan Chase & Co. (SOFR + 0.930%)[2]	07/22/28	4.979%	$3,732,000
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%) (United Kingdom)[2]	03/06/29	5.871	2,196,629
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%) (United Kingdom)[2]	11/15/33	7.953	2,264,363
2,000,000	Morgan Stanley (SOFR + 1.610%)[2]	04/20/28	4.210	1,994,288
3,785,000	Morgan Stanley Bank NA (SOFR + 0.974%)[2]	05/10/30	4.788	3,769,545
5,175,000	NatWest Group, Plc (SOFR + 1.300%) (United Kingdom)[2]	11/15/28	4.930	5,212,897
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%) (United Kingdom)[2]	03/02/34	6.016	1,838,296
5,770,000	PNC Financial Services Group, Inc. (5- Year CMT Index + 2.595%)[2,5]		3.400	5,747,933
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[2]	03/09/29	6.499	2,414,952
5,115,000	Santander Holdings USA, Inc. (SOFR + 1.878%)[2]	03/20/31	5.741	5,183,179
3,070,000	Skandinaviska Enskilda Banken AB (Sweden)[1]	03/05/29	5.375	3,111,307
7,510,000	State Street Corp.	02/28/28	4.536	7,524,682
1,620,000	Truist Financial Corp. (SOFR + 2.446%)[2]	10/30/29	7.161	1,696,430
4,445,000	Truist Financial Corp. (SOFR + 1.620%)[2]	01/24/30	5.435	4,495,770
5,425,000	UBS AG (SOFR + 0.810%) (Switzerland)[2]	03/16/29	4.302	5,395,270
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%) (Switzerland)[1,2]	05/12/28	4.751	1,526,752
6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	6,044,851
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[2]	06/02/28	2.393	1,144,011
5,195,000	Wells Fargo & Co. (SOFR + 1.370%)[2]	04/23/29	4.970	5,214,394
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[2]	03/02/33	3.350	2,746,904
				136,576,667
	Chemicals (0.3%)
6,570,000	Olin Corp.[1]	04/01/33	6.625	6,429,353

	Commercial Services (0.5%)
3,670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.[1]	01/15/30	8.250	3,724,220
7,090,000	PayPal Holdings, Inc.	06/01/31	4.950	7,019,784
				10,744,004
	Computers (0.2%)
4,960,000	Accenture Capital, Inc.	07/10/33	5.300	4,935,595

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Diversified Financial Services (2.4%)
$1,630,000	Capital One Financial Corp. (SOFR + 3.070%)[2]	10/30/31	7.624%	$1,772,581
7,870,000	Compeer Financial ACA (5-Year CMT Index + 4.155%)[1,2,5]		7.875	7,988,050
4,125,000	Credit Acceptance Corp.[1]	12/15/28	9.250	4,270,254
9,030,000	Equitable America Global Funding[1]	06/09/30	4.950	8,950,405
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC*,1	11/15/41	6.000	2,204,985
5,270,000	National Funding, Inc.[1]	04/30/31	9.000	5,213,875
7,395,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	05/15/31	7.750	7,311,193
4,620,000	Sculptor Alternative Solutions LLC*,1	05/15/37	6.000	4,294,752
7,060,000	Stonebriar ABF Issuer LLC[1]	12/15/30	8.125	7,350,688
6,655,000	Stonebriar ABF Issuer LLC[1]	08/15/31	7.000	6,660,023
				56,016,806
	Electric (2.1%)
4,160,000	Alexander Funding Trust II1	07/31/28	7.467	4,332,422
4,900,000	Appalachian Power Recovery Funding LLC	10/01/37	4.961	4,860,401
4,405,000	Atlantica Sustainable Infrastructure, Plc. (United Kingdom)[1]	06/15/28	4.125	4,322,015
9,645,000	Duke Energy Carolinas SC Storm Funding LLC	03/01/46	4.898	9,304,250
3,375,000	Florida Power & Light Co.	05/15/33	4.800	3,314,278
3,500,000	Oncor Electric Delivery Co. LLC	05/15/28	4.300	3,480,907
1,625,000	San Diego Gas & Electric Co.	03/15/36	5.200	1,587,056
4,490,000	SCE Recovery Funding LLC	12/15/45	5.388	4,509,675
4,420,000	Southern California Edison Co.	09/06/26	4.400	4,418,643
7,675,000	XPLR Infrastructure Operating Partners LP1	03/15/33	8.625	8,199,855
				48,329,502
	Food (0.8%)
5,925,000	Mars, Inc.[1]	03/01/32	5.000	5,906,289
4,765,000	Nestle Capital Corp.[1]	03/12/31	4.750	4,736,896
8,185,000	Nestle Capital Corp.[1]	03/18/31	4.200	7,982,733
				18,625,918
	Gas (0.4%)
4,650,000	Southern California Gas Co.	09/01/34	5.050	4,561,473
4,120,000	Southern California Gas Co.	06/15/35	5.450	4,134,650
				8,696,123
	Healthcare-Products (0.1%)
3,384,000	Medline Borrower LP1	04/01/29	3.875	3,273,337

	Healthcare-Services (0.9%)
11,560,000	Centene Corp.	10/15/30	3.000	10,388,404
1,080,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	1,086,942
4,210,000	Roche Holdings, Inc.[1]	03/08/31	4.909	4,223,438

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Healthcare-Services (continued)
$4,585,000	Sutter Health	08/15/32	5.213%	$4,615,262
				20,314,046
	Insurance (11.9%)
7,105,000	Aegon, Ltd. (6-Month CME Term SOFR + 3.540%)[2]	04/11/48	5.500	7,097,498
2,940,000	American Coastal Insurance Corp.	12/15/27	6.250	2,940,000
5,400,000	American National Global Funding[1]	12/15/28	4.625	5,336,360
4,650,000	American National Global Funding[1]	01/28/30	5.550	4,673,639
5,395,000	American National Global Funding[1]	06/03/30	5.250	5,356,257
6,425,000	American National Global Funding[1]	01/23/31	4.875	6,258,627
2,880,000	Ascot Group, Ltd. (Bermuda)[1]	12/15/30	4.250	2,673,454
3,615,000	Ascot Group, Ltd. (5-Year CMT Index + 2.375%) (Bermuda)[1,2]	06/15/35	6.349	3,609,390
8,205,000	Athene Global Funding[1]	05/09/28	4.830	8,182,585
4,360,000	Athene Global Funding[1]	01/09/29	5.583	4,395,903
4,040,000	Athene Global Funding[1]	10/08/29	4.721	3,972,029
8,565,000	Athene Global Funding[1]	07/17/30	5.033	8,444,280
11,855,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[2]	01/15/40	4.900	11,606,233
4,505,000	Bowhead Specialty Holdings, Inc.	12/01/30	7.750	4,395,652
5,616,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[2]	12/15/52	6.875	5,680,528
3,175,000	Corebridge Global Funding[1]	09/19/28	5.900	3,240,792
3,155,000	DaVinciRe Holdings, Ltd. (Bermuda)[1]	04/15/35	5.950	3,195,879
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,841,755
9,717,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[2]	01/15/42	5.500	9,605,911
7,055,000	Enstar Group Ltd. (SOFR + 2.540%)[1,2]	07/15/37	6.693	6,889,421
4,460,000	Enstar Group, Ltd. (5-Year CMT Index + 3.186%)[1,2]	04/01/45	7.500	4,646,294
2,405,000	Equitable Financial Life Global Funding[1]	03/27/30	5.000	2,394,168
5,540,000	F&G Annuities & Life, Inc.	01/13/28	7.400	5,673,602
4,110,000	F&G Global Funding[1]	06/10/27	5.875	4,149,480
6,000,000	F&G Global Funding[1]	01/09/29	4.500	5,897,328
6,260,000	GA Global Funding Trust[1]	09/23/27	4.400	6,231,611
1,975,000	Global Atlantic Finance Co. (5-Year CMT Index + 3.608%)[1,2]	10/15/54	7.950	1,976,772
6,815,000	Guardian Life Global Funding[1]	09/26/29	4.179	6,686,944
4,525,000	Guardian Life Global Funding[1]	12/11/30	4.402	4,426,558
11,625,000	Guardian Life Global Funding[1]	06/01/31	4.809	11,500,440
4,820,000	Metropolitan Life Global Funding I1	04/13/28	4.250	4,790,119
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,629,461
9,815,000	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%) (Germany)[1,2]	05/23/42	5.875	9,963,993
6,450,000	Mutual of Omaha Cos Global Funding[1]	06/09/28	4.514	6,413,433
5,450,000	Mutual of Omaha Cos Global Funding[1]	04/01/30	5.000	5,450,904
4,945,000	New York Life Global Funding[1]	04/20/29	4.200	4,879,927

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Corporate Bonds (continued)
	Insurance (continued)
$5,090,000	Northwestern Mutual Global Funding[1]	03/25/27	5.070%	$5,116,801
5,085,000	Northwestern Mutual Global Funding[1]	03/30/29	4.400	5,046,405
7,725,000	Pacific Life Global Funding II1	05/01/28	4.450	7,696,810
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[2]	10/01/50	4.500	3,532,626
6,250,000	Principal Life Global Funding II1	05/18/29	4.650	6,213,609
4,365,000	Protective Life Global Funding[1]	01/12/27	4.992	4,379,245
6,115,000	Protective Life Global Funding[1]	09/13/27	4.335	6,093,394
6,075,000	RGA Global Funding[1]	11/25/30	4.600	5,937,153
3,460,000	RGA Global Funding[1]	01/11/31	5.500	3,512,139
8,415,000	Sammons Financial Group Global Funding[1]	06/22/31	5.100	8,309,433
3,735,000	SiriusPoint, Ltd.	04/05/29	7.000	3,875,516
1,895,000	Stewart Information Services Corp.	11/15/31	3.600	1,665,194
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%) (Luxembourg)[1,2]	04/02/49	5.000	4,783,379
4,720,000	Universal Insurance Holdings, Inc.[1]	06/30/31	7.750	4,719,925
6,340,000	Western-Southern Global Funding[1]	01/29/29	4.250	6,242,593
				275,231,449
	Internet (2.3%)
5,190,000	Alphabet, Inc.	02/15/33	4.400	4,978,510
4,950,000	Amazon.com, Inc.	03/13/33	4.550	4,782,327
15,655,000	Amazon.com, Inc.	07/09/33	5.100	15,509,539
10,350,000	Beignet Investor LLC[1]	05/30/49	6.581	10,033,946
11,790,000	Meta Platforms, Inc.	11/15/32	4.600	11,349,081
6,940,000	Sopaipilla Investor LLC[1]	11/30/48	7.534	7,193,198
				53,846,601
	Investment Companies (3.9%)
2,172,000	BlackRock TCP Capital Corp.	05/30/29	6.950	2,148,223
4,320,000	Blackstone Private Credit Fund	09/26/27	4.950	4,306,084
5,690,000	Blackstone Secured Lending Fund	09/04/29	5.250	5,597,742
5,990,000	Blue Owl Credit Income Corp.	03/15/30	5.800	5,819,917
2,585,000	Blue Owl Technology Finance Corp.	03/15/28	6.100	2,585,069
5,145,000	Blue Owl Technology Finance Corp.	01/23/31	6.125	4,942,506
5,860,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	09/17/30	5.950	5,619,426
5,725,000	Fairfax India Holdings Corp. (Canada)[1]	02/26/28	5.000	5,511,535
3,930,000	Franklin BSP Capital Corp.[1]	10/02/30	6.000	3,807,065
6,580,000	Golub Capital BDC, Inc.	06/01/31	6.250	6,479,277
3,940,000	Golub Capital Private Credit Fund	09/12/29	5.800	3,888,946
11,340,000	HA Sustainable Infrastructure Capital, Inc.	07/01/34	6.375	11,378,601
3,090,000	HA Sustainable Infrastructure Capital, Inc. (5-Year CMT Index + 4.301%)[2]	06/01/56	8.000	3,243,718
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	2,133,976
6,030,000	HPS Corporate Lending Fund[1]	08/19/31	6.300	5,961,040
4,600,000	Main Street Capital Corp.	03/01/29	6.950	4,728,571

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Corporate Bonds (continued)
	Investment Companies (continued)
$5,360,000	PennantPark Floating Rate Capital, Ltd.	03/04/29	6.750%	$5,363,133
3,050,000	Silver Point Specialty Credit Fund LP*	11/04/26	4.000	3,036,000
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	3,141,803
				89,692,632
	Machinery-Diversified (0.3%)
1,568,000	CNH Industrial Capital LLC	01/12/29	5.500	1,588,327
4,710,000	John Deere Capital Corp.	03/07/31	4.900	4,726,874
				6,315,201
	Media (0.3%)
5,110,000	CCO Holdings LLC / CCO Holdings Capital Corp.[1]	03/01/31	7.375	5,089,984
2,670,000	Nexstar Media, Inc.[1]	09/15/33	6.500	2,656,316
				7,746,300
	Miscellaneous Manufacturers (0.3%)
6,100,000	Axon Enterprise, Inc.[1]	03/15/30	6.125	6,170,833

	Oil & Gas (0.4%)
4,480,000	Sunoco LP1	05/01/29	7.000	4,577,557
5,740,000	Sunoco LP1	07/15/31	5.375	5,630,390
				10,207,947
	Pharmaceuticals (1.1%)
730,000	Bausch Health Cos., Inc. (Canada)[1]	06/01/28	4.875	678,919
3,770,000	Eli Lilly & Co.	02/12/30	4.750	3,780,307
4,800,000	Eli Lilly & Co.	03/15/31	4.250	4,701,597
4,265,000	Novartis Capital Corp.	03/18/33	4.600	4,162,752
11,770,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV1	04/30/31	5.125	11,649,460
				24,973,035
	Private Equity (0.2%)
5,720,000	Hercules Capital, Inc.	02/10/29	5.350	5,643,307

	Real Estate Investment Trusts (1.0%)
3,340,000	American Tower Trust #1[1]	03/15/53	5.490	3,360,801
6,358,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	6,167,260
5,495,000	Arbor Realty SR, Inc.[1]	12/15/28	8.500	5,268,124
1,970,000	Arbor Realty Trust, Inc.[1]	03/15/27	4.500	1,901,050
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM (Multinational)1	04/01/27	5.875	4,966,065
2,000,000	SBA Tower Trust[1]	11/15/52	6.599	2,016,979
				23,680,279
	Retail (0.4%)
1,143,000	Macy's Retail Holdings LLC1	03/15/30	5.875	1,134,764
4,145,000	Macy's Retail Holdings LLC1	08/01/33	7.375	4,313,247
3,450,000	Nordstrom, Inc.	04/01/30	4.375	3,297,271
				8,745,282

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Corporate Bonds (continued)
	Savings & Loans (0.2%)
$3,950,000	Axos Financial, Inc. (3-Month CME Term SOFR + 3.790%)[2]	10/01/35	7.000%	$4,038,875

	Semiconductors (0.2%)
5,285,000	NVIDIA Corp.	06/15/36	4.950	5,056,787

	Software (1.2%)
4,195,000	CoreWeave, Inc.[1]	06/01/30	9.250	3,920,464
1,730,000	CoreWeave, Inc.[1]	02/01/31	9.000	1,561,660
2,060,000	CoreWeave, Inc.[1]	10/01/31	9.750	1,869,168
4,725,000	Fidelity National Information Services, Inc.	03/10/29	4.550	4,682,488
15,415,000	Salesforce, Inc.	03/15/36	5.550	15,031,634
				27,065,414
	Telecommunications (1.4%)
11,605,000	ELK Grove Village Property LLC[1]	06/15/31	7.500	11,178,548
9,780,000	PR RNO Property Owner 1 LLC[1]	05/01/31	6.500	9,209,035
12,000,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC[1]	04/15/36	5.700	10,973,015
				31,360,598
	Total Corporate Bonds (Cost $967,606,950)			960,921,598

	Loan Participations and Assignments (11.8%)
	Agriculture (0.4%)
9,684,400	A-AG US GSI Bidco, Inc. (3-Month CME SOFR + 4.500%)[2]	10/31/31	8.323	9,684,400

	Airlines (0.6%)
8,389,212	AAdvantage Loyality IP, Ltd. (3-Month CME SOFR + 2.250%) (Cayman Islands)[2]	04/20/28	5.979	8,384,682
1,935,500	AAdvantage Loyality IP, Ltd. (3-Month CME SOFR + 2.750%) (Cayman Islands)[2]	05/28/32	6.479	1,934,803
4,323,055	United AirLines, Inc. Term B (1-Month CME SOFR + 1.750%)[2]	02/22/31	5.481	4,307,924
				14,627,409
	Building Materials (0.1%)
2,601,445	ILPEA Parent, Inc. (1-Month CME SOFR + 4.000%)[2]	06/22/28	7.740	2,598,194

	Chemicals (0.6%)
1,395,227	Axalta Coating Systems US Holdings, Inc. Term B7 (3-Month CME SOFR + 1.750%)[2]	12/20/29	5.450	1,395,492

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Loan Participations and Assignments (continued)
	Chemicals (continued)
$7,232,863	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month CME SOFR + 4.250%)[2]	08/18/28	8.211%	$6,856,754
5,085,000	Mativ Holdings, Inc. Term B (1-Month CME SOFR + 4.500%)[2]	04/04/33	8.231	5,078,644
				13,330,890
	Commercial Services (0.8%)
8,465,689	OCM System One Buyer CTB LLC (1- Month CME SOFR + 3.500%)[2]	03/02/28	7.231	8,462,133
9,097,994	Priority Holdings LLC (1-Month CME SOFR + 3.750%)[2]	08/02/32	7.481	8,978,628
				17,440,761
	Distribution/Wholesale (0.1%)
3,442,700	Gloves Buyer, Inc. (1-Month CME SOFR + 3.750%)[2]	05/21/32	7.417	3,445,213

	Diversified Financial Services (0.7%)
5,521,867	Allspring Buyer LLC (3-Month CME SOFR + 3.000%)[2]	11/01/30	6.750	5,541,856
10,426,568	LendingTree, Inc. Term B (1-Month CME SOFR + 4.250%)[2]	08/21/30	7.981	10,207,610
				15,749,466
	Electric (0.5%)
6,783,665	Eastern Power LLC (1-Month CME SOFR + 4.750%)[2]	04/03/29	8.481	6,802,048
4,635,000	Solebury Borrower I LLC Term B2,6	07/29/33	0.000	4,623,412
				11,425,460
	Entertainment (0.3%)
2,910,411	Allen Media LLC (3-Month CME SOFR + 5.500%)[2]	02/10/27	9.350	2,131,876
5,988,579	Flutter Entertainment, plc Term B (3-Month CME SOFR + 1.750%) (Ireland)[2]	11/30/30	5.450	5,928,693
				8,060,569
	Environmental Control (0.2%)
3,686,883	Tidal Waste & Recycling Holdings LLC (3-Month CME SOFR + 2.750%)[2]	10/24/31	6.450	3,684,118

	Healthcare-Products (0.8%)
12,225,000	Hologic, Inc. Term A (3-Month CME SOFR + 2.000%)[2]	04/09/29	5.745	12,072,187
7,095,674	Medline Borrower, LP (1-Month CME SOFR + 1.500%)[2]	05/30/33	5.231	7,067,433
				19,139,620
	Healthcare-Services (0.4%)
3,612,931	Iqvia, Inc. Term B5 (3-Month CME SOFR + 1.750%)[2]	01/02/31	5.450	3,620,446

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Loan Participations and Assignments (continued)
	Healthcare-Services (continued)
$678,208	MPH Acquisition Holdings LLC (3-Month CME SOFR + 3.750%)[2]	12/31/30	7.573%	$678,039
5,621,914	MPH Acquisition Holdings LLC (3-Month CME SOFR + 4.600%)[2]	12/31/30	8.684	4,824,783
				9,123,268
	Internet (0.3%)
10,414,787	Eagle Broadband Investments LLC (3-Month CME SOFR + 3.000%)[2]	11/12/27	6.961	7,096,948

	Machinery-Constraction & Mining (0.1%)
3,002,076	Terex Corp. (1-Month CME SOFR + 1.750%)[2]	10/08/31	5.481	3,003,967

	Machinery-Diversified (0.4%)
9,899,898	LSF12 Helix Parent LLC (1-Month CME SOFR + 3.500%)2	02/10/33	7.231	9,782,386

	Media (1.2%)
5,593,939	Charter Communications Operating LLC Term B4 (3-Month CME SOFR + 2.000%)[2]	12/07/30	5.692	5,392,558
9,325,166	Midcontinent Communications (1-Month CME SOFR + 2.500%)[2]	08/18/31	6.231	9,150,319
7,987,385	Nexstar Media, Inc. Term B5 (1-Month CME SOFR + 2.500%)[2]	06/28/32	6.231	7,952,480
5,120,000	Versant Media Group, Inc. (3-Month CME SOFR + 3.500%)[2]	01/30/31	7.200	5,148,467
				27,643,824
	Miscellaneous Manufactures (0.2%)
4,159,575	CoorsTek, Inc. (3-Month CME SOFR + 2.500%)[2]	10/28/32	6.228	4,175,173

	Oil & Gas (0.1%)
2,587,250	Hilcorp Energy I LP (1-Month CME SOFR + 1.750%)[2]	02/11/30	5.411	2,584,016

	Packaging & Containers (0.3%)
6,385,000	Sword Purchaser LLC (1-Month CME SOFR + 4.000%)[2]	04/09/33	7.731	6,139,880

	Pharmaceuticals (0.2%)
655,795	Elanco Animal Health, Inc. Term B (1-Month CME SOFR + 1.750%)[2]	10/31/32	5.415	655,468
1,754,403	Jazz Pharmaceuticals, Inc. Term B2 (1-Month CME SOFR + 2.250%)[2]	05/05/28	5.981	1,758,245

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal		Maturity	Interest
Amount		Date	Rate	Value
	Loan Participations and Assignments (continued)
	Pharmaceuticals (continued)
$2,745,000	McKesson Medical-Surgical Top Holdings Inc. Term B (3-Month CME SOFR + 2.250%)[2]	06/09/32	5.982%	$2,745,000
				5,158,713
	Pipelines (0.4%)
334,401	Buckeye Partners LP Term B7 (1-Month CME SOFR + 1.750%)[2]	11/22/32	5.481	335,097
9,259,000	Rockpoint Gas Storage Partners LP (3-Month CME SOFR + 2.250%) (Canada)[2]	09/18/31	5.982	9,264,833
				9,599,930
	Real Estate Investment Trusts (0.3%)
1,747,338	Starwood Property Mortgage LLC (1-Month CME SOFR + 1.750%)[2]	11/18/27	5.481	1,743,511
4,719,397	Starwood Property Mortgage LLC Term B2 (1-Month CME SOFR + 2.000%)[2]	09/24/32	5.731	4,710,572
				6,454,083
	Retail (0.3%)
5,984,875	Great Outdoors Group LLC Term B3 (1-Month CME SOFR + 3.250%)[2]	01/23/32	6.981	6,006,241

	Software (1.2%)
3,539,726	Central Parent LLC (3-Month CME SOFR + 3.250%)[2]	07/06/29	6.950	1,815,880
16,452,973	Oracle Corp. (1-Month CME SOFR + 1.250%)[2]	08/16/27	5.081	16,411,841
10,815,000	QTS Thunder Managing Issuer, LLC (3-Month CME SOFR + 2.250%)[2]	07/22/33	6.025	10,652,775
				28,880,496
	Telecommunications (0.9%)
11,195,699	Connect Finco S.a.r.l. (1-Month CME SOFR + 4.500%) (Luxembourg)[2]	09/27/29	8.231	11,233,540
8,796,154	Iridium Communications, Inc. Term B4 (1-Month CME SOFR + 2.250%)[2]	09/20/30	5.981	8,794,923
				20,028,463
	Transporation (0.3%)
7,157,063	Stonepeak Nile Parent LLC (3-Month CME SOFR + 2.000%)[2]	04/09/32	5.657	7,139,170
	Total Loan Participations and Assignments (Cost $278,555,784)			272,002,658

	Municipal Bonds (0.0%)
1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313	1,091,355
	Total Municipal Bonds (Cost $1,645,000)			1,091,355

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Preferred Securities (1.5%)
$79,000	Apollo Global Management, Inc. (5-Year CMT Index + 3.226%)[2]	09/15/53	7.625%	$2,028,720
215,000	CION Investment Corp.	12/30/29	7.500	5,338,450
236,800	CION Investment Corp.	03/31/31	7.500	5,839,488
178,600	Eagle Point Credit Co.	01/31/29	5.375	4,313,190
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[2,5]		8.625	1,688,100
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,179,748
177,000	OFS Capital Corp.	07/31/28	7.500	4,456,860
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	3,256,920
175,000	Trinity Capital, Inc.	03/30/29	7.875	4,431,000
	Total Preferred Securities (Cost $34,775,000)			34,532,476

	Residential Mortgage Backed Securities (0.0%)
222,351	RMF Proprietary Issuance Trust 2019- 1[1,2,3]	10/25/63	2.750	215,384
	Total Residential Mortgage Backed Securities (Cost $220,881)			215,384

	U.S. Government Agency Obligations (0.5%)
11,310,000	CoBank ACB (5-Year CMT Index + 2.620%)[2,5]		6.750	11,372,933
	Total U.S. Government Agency Obligations (Cost $11,338,876)			11,372,933

	U.S. Treasury Bills (0.8%)
8,570,000	U.S. Treasury Bill[7,8]	08/04/26	3.595	8,569,147
5,450,000	U.S. Treasury Bill[7,8,9]	09/24/26	3.642	5,421,801
5,250,000	U.S. Treasury Bill[7,9]	12/24/26	3.852	5,170,118
	Total U.S. Treasury Bills (Cost $19,162,047)			19,161,066

	U.S. Treasury Bonds and Notes (17.4%)
6,925,000	U.S. Treasury Bond	02/15/37	4.750	6,954,485
1,950,000	U.S. Treasury Bond	11/15/39	4.375	1,839,094
16,000,000	U.S. Treasury Bond	05/15/40	4.375	15,010,000
83,900,000	U.S. Treasury Bond	08/15/41	1.750	54,056,508
54,250,000	U.S. Treasury Bond	02/15/43	3.875	46,207,861
43,500,000	U.S. Treasury Bond	08/15/45	2.875	30,857,813
19,000,000	U.S. Treasury Bond	11/15/45	4.625	17,515,625
70,000,000	U.S. Treasury Bond	11/15/48	3.375	52,204,688
54,800,000	U.S. Treasury Bond	08/15/50	1.375	25,400,656

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. Treasury Bonds and Notes (continued)
$1,250,000	U.S. Treasury Bond	05/15/52	2.875%	$821,191
30,870,000	U.S. Treasury Bond	02/15/53	3.625	23,479,288
18,765,000	U.S. Treasury Bond	05/15/53	3.625	14,257,002
62,800,000	U.S. Treasury Note[9]	05/15/33	3.375	58,504,578
58,150,000	U.S. Treasury Note	08/15/35	4.250	56,303,283
	Total U.S. Treasury Bonds and Notes (Cost $429,776,972)			403,412,072

Total Investments (Cost $2,342,419,771)			99.4%	$2,299,269,990
Cash and Other Assets in Excess of Liabilities			0.6%	13,903,296
Net Assets			100.0%	$2,313,173,286

*	Security that used significant unobservable inputs to determine fair value, as determined by the Adviser.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2026 was $1,134,473,381 or 49.0% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2026 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at July 31, 2026, also represents the reference rate at July 31, 2026.
[4]	Security issued with zero coupon. Income is recognized through accretion of discount.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	All or a portion of this position represents an unsettled loan commitment at period end. Certain details associated with this unsettled purchase may not be known prior to the settlement date, including coupon rate.
[7]	Coupon represents a yield to maturity.
[8]	Coupon represents a weighted average yield.
[9]	All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations:

ABS	−	Asset-Backed Security.
CFO	−	Collateralized Fund Obligation.
CLO	−	Collateralized Loan Obligation.
CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
REIT	−	Real Estate Investment Trust.
SOFR	−	Secured Overnight Financing Rate.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Financial Futures Contracts

The following futures contracts were open at July 31, 2026:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
U.S. Long Bond	270	September 2026	$29,889,811	$29,244,375	$(645,436)
U.S. Treasury 5-Year Notes	813	September 2026	86,730,582	86,158,946	(571,636)
U.S. Treasury 10-Year Notes	2,160	September 2026	235,570,766	233,280,000	(2,290,766)
U.S. Treasury 10-Year Ultra Bond	1,420	September 2026	157,664,367	155,778,437	(1,885,930)
U.S. Ultra Bond	620	September 2026	69,927,529	68,006,250	(1,921,279)
					$(7,315,047)

Net Unrealized (Loss) on Open Futures Contracts[10]					$(7,315,047)

[10]	The aggregate cost of investments and derivatives for federal income tax purposes is $2,342,419,771, the aggregate gross unrealized appreciation is $11,149,523 and the aggregate gross unrealized depreciation is $61,614,351, resulting in net unrealized depreciation of $50,464,828

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2026
Asset Backed Securities	$–	$394,822,231	$10,342,552	$405,164,783
Commercial Mortgage Backed Securities	–	186,305,442	5,090,223	191,395,665
Corporate Bonds	–	951,385,861	9,535,737	960,921,598
Loan Participations and Assignments	–	272,002,658	–	272,002,658
Municipal Bonds	–	1,091,355	–	1,091,355
Preferred Securities	34,532,476	–	–	34,532,476
Residential Mortgage Backed Securities	–	215,384	–	215,384
U.S. Government Agency Obligations	–	11,372,933	–	11,372,933
U.S. Treasury Bills	–	19,161,066	–	19,161,066
U.S. Treasury Bonds and Notes	–	403,412,072	–	403,412,072
Total Investments, at value	$34,532,476	$2,239,769,002	$24,968,512	$2,299,269,990

Other Financial Instruments, at value
Liabilities
Financial Futures Contracts	(7,315,047)	–	–	(7,315,047)
Other Financial Instruments, at value	$(7,315,047)	$–	$–	$(7,315,047)

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2026:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2025	$10,532,100	$4,918,333	$8,966,010	$24,416,443
Purchases	–	–	–	–
Sales/Paydowns	(108,217)	–	–	(108,217)
Realized gains/(losses)	–	–	–	–
Change in unrealized appreciation/ (depreciation)	(81,331)	84,790	569,728	573,187
Amortization	–	87,100	–	87,100
Transfers from Level 3	–	–	–	–
Transfers to Level 3	–	–	–	–
Balance as of January 31, 2026	$10,342,552	$5,090,223	$9,535,738	$24,968,513

Fund investments classified as Level 3 were either single broker quoted or fair valued using a market approach or an income approach with valuation inputs such as a discounted cash flow model or market price information adjusted for changes in an appropriate index. As of July 31, 2026, $21,932,512 of value of the Level 3 assets in the Fund was based on single quotes from brokers.

BBH Income Fund

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Taxable Bond Funds are managed by Brown Brothers Harriman Credit Partners, LLC. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.